Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	$ 264	$ 210
Qualified and Non-qualified Pension Benefits | Maximum
Company's assumption for the expected return on plan assets
Estimated pension contributions for next fiscal year	200
Qualified and Non-qualified Pension Benefits | Minimum
Company's assumption for the expected return on plan assets
Estimated pension contributions for next fiscal year	100
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	113	$ 45
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of prior service cost (benefit)	(24)
Amortization of net actuarial (gain) loss	354
Total amortization expected over the next fiscal year	$ 330
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.47%	4.10%	4.98%
Compensation rate increase	4.10%	4.10%	4.00%
Percentage increase (decrease) in discount rate obligation from the prior year	0.37%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	4.10%	4.98%	4.14%
Expected return on assets	7.75%	7.75%	8.00%
Compensation rate increase	4.10%	4.00%	4.00%
United States Qualified and Non-qualified Pension Benefits | Equities
Asset Allocation assumption
Asset allocation assumption for next fiscal year	25.00%
United States Qualified Pension Benefits
Weighted-average assumptions used to determine net cost for years ended
Percentage increase (decrease) in expected return on assets in next fiscal year from the prior year	(0.25%)
Company's assumption for the expected return on plan assets
Expected return on assets for next fiscal year	7.50%
Rate of return on plan assets	0.70%	13.00%	6.00%
Average annual actual return on plan assets over the past 10 years	7.80%
Average annual actual return on plan assets over the past 25 years	10.00%
United States Qualified Pension Benefits | Private equity
Asset Allocation assumption
Asset allocation assumption for next fiscal year	18.00%
United States Qualified Pension Benefits | Fixed income
Asset Allocation assumption
Asset allocation assumption for next fiscal year	41.00%
United States Qualified Pension Benefits | Absolute return
Asset Allocation assumption
Asset allocation assumption for next fiscal year	16.00%
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	$ 151	$ 165
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	(1)
Amortization of prior service cost (benefit)	(13)
Amortization of net actuarial (gain) loss	90
Total amortization expected over the next fiscal year	$ 76
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.12%	3.11%	4.02%
Compensation rate increase	2.90%	3.33%	3.35%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	3.11%	4.02%	3.78%
Expected return on assets	5.90%	5.83%	5.87%
Compensation rate increase	3.33%	3.35%	3.31%
Postretirement Benefits
Benefit Plan Information
Company contributions	$ 3	$ 5
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of prior service cost (benefit)	(55)
Amortization of net actuarial (gain) loss	62
Total amortization expected over the next fiscal year	$ 7
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.48%	4.07%	4.83%
Percentage increase (decrease) in discount rate obligation from the prior year	0.41%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	4.07%	4.83%	4.00%
Expected return on assets	6.91%	7.11%	7.19%